DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEBT
NOTE 5 - DEBT

Convertible Notes Payable

On October 22, 2019, the Company completed a Securities Purchase Agreement, dated as of September 5, 2019 under which the Company has issued a 5% Convertible Note in the aggregate principal amount of $75,000 for purchase price of $67,500. The Note will mature on September 5, 2020. The Note is convertible into shares of common stock at any time on or after the 180th calendar day after the issue date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date, or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion. During the year ended December 31, 2020, this note was fully converted into 8,600,000 shares of the Company’s common stock.

On November 15, 2019, the Company completed a Securities Purchase Agreement, under which the Company has issued a 5% Convertible Note in the aggregate principal amount of $75,000 for purchase price of $67,500. The Note will mature on July 31, 2020. The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion. During the year ended December 31, 2020, this note was fully converted into 7,750,000 shares of the Company’s common stock.

On November 22, 2019, the Company completed a Securities Purchase Agreement, under which the Company has issued a 5% Convertible Note in the aggregate principal amount of $40,500 for purchase price of $36,500. The Note will mature on November 22, 2020. The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) 50% multiplied by the lowest “Trading Price” (defined below) (representing a discount rate of 50% during the prior date of his Note or (ii) the Variable Conversion Price (defined below) (subject to equitable adjustment as further described herein). The “Variable Conversion Price” meaning, 50% multiplied by the Market Price (as defined herein)(representing a discount rate of 50%). “Market Price” means, for any security as of any date, the lowest traded price on the Over-the-Counter Pink Marketplace, OTCQB, or applicable trading market (the “Principal Market”)as reported by a reliable reporting service (“Reporting Service”) designated by Crown Bridge Partners (i.e. Bloomberg) or, if the Principal Market is not the principal trading market for such security, on the principal securities exchange or trading market where such security is listed or traded or, if the lowest intraday trading price of such security is not available in any of the foreign manners, the lowest intraday price of any market makers for such security that are quoted on the OTC Markets. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Company and the holders of a majority in interest of the Notes being converted for which the calculation of the Trading Price is required in order to determine the Conversion Price of such notes. During the year ended December 31, 2020, this note was fully converted into 10,181,813 shares of the Company’s common stock.

On May 4, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 12% Convertible Note in the aggregate principal amount of $103,000 maturing on May 4, 2021. The Company entered into a settlement agreement and on November 3, 2020, the $103,000 note, plus $48,971 in penalties, was paid in full.

On June 8, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 12% Convertible Note in the aggregate principal amount of $63,000 maturing on June 8, 2021. The Company entered into a settlement agreement and on December 3, 2020, the $63,000 note, plus $29,878 in penalties, was paid in full.

On July 7, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 6% Convertible Note in the aggregate principal amount of $112,000 maturing on July 7, 2021. The note has a fixed conversion price of $0.07 per share of common stock. During the quarter ended December 31, 2020, the Company repaid $13,070 of the principal. During the quarter ended March 31, 2021, the Company repaid $39,572 of the principal. At March 31, 2021 and December 31, 2020, the remaining principal balance of the note totaled $59,358 and $98,930, respectively.

On July 20, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 6% Convertible Note in the aggregate principal amount of $112,000 maturing on July 20, 2021. The note has a fixed conversion price of $0.07 per share of common stock. During the quarter ended December 31, 2020, the Company repaid $13,440 of the principal. During the quarter ended March 31, 2021, the Company repaid $49,280 of the principal. At March 31, 2021 and December 31, 2020, the remaining principal balance of the note totaled $49,280 and $98,560, respectively.

On September 18, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 10% Convertible Note in the aggregate principal amount of $112,500 maturing on June 18, 2021. The note has a fixed conversion price of $0.12 per share of common stock. At March 31, 2021 and December 31, 2020, the remaining principal balance of the note totaled $112,500, respectively. On March 17, 2021, the Company issued 500,000 to the noteholder in exchange for the noteholder agreeing not to convert the Convertible Note prior to May 20, 2021.

On October 28, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 10% Convertible Note in the aggregate principal amount of $112,500 maturing on July 28, 2021. The note has a fixed conversion price of $0.12 per share of common stock at maturity. At March 31, 2021 and December 31, 2020, the remaining principal balance of the note totaled $112,500, respectively. The Company plans to repay the note early, preventing conversion.

On December 7, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 10% Convertible Note in the aggregate principal amount of $112,500 maturing on September 7, 2021. The note has a fixed conversion price of $0.12 per share of common stock. At March 31, 2021 and December 31, 2020, the remaining principal balance of the note totaled $112,500, respectively.

The debt discounts for these convertible notes are amortized over the term of the notes. For the three months ended March 31, 2021, amortization of debt discounts on these convertible notes totaled $16,035. At March 31, 2021 and December 31, 2020, the unamortized discounts on the convertible notes totaled $18,766 and $34,801, respectively.

Notes Payable

On March 27, 2018, UMCCO entered a SBA Note Payable agreement for cash proceeds totaling $1,021,000. The note, which is secured by all UMCCO’s assets, requires monthly principal and interest payments of $10,125 until maturity on March 27, 2031 with interest at prime plus 2.75%. During the year ended December 31, 2020, UMCCO repaid $26,532 of the principal and received principal and interest relief from the SBA under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) totaling $27,457 and $21,979, respectively. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $891,062, respectively.

On March 27, 2018, UMCCO entered into a SBA note payable agreement for cash proceeds totaling $50,000 which was funded in August 2019. The note required monthly interest only payments at prime plus 3.25% with unpaid principal due at maturity on March 21, 2020. During the year ended December 31, 2020, UMCCO repaid $477 of the principal. During the three months ended March 31, 2021, UMCCO repaid $12,375 of the principal. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $37,148 and $49,523, respectively. Due to the ongoing COVID-19 pandemic, the lender has not held UMCCO in default. On November 12, 2020, the maturity date of the note was extended to May 12, 2021.

On April 14, 2020, pursuant to the Paycheck Protection Program under the CARES Act, UMCCO received a two-year loan for $211,518. Interest is deferred for six months, then is at 1% until maturity in April 2022. At December 31, 2020, the unpaid principal balance of the note totaled $211,518. The loan and related interest of $1,569 were forgiven on January 6, 2021.

On March 1, 2021, pursuant to the Paycheck Protection Program, UMCCO received a five-year loan for $340,412. Interest is deferred until the loan forgiveness amount is determined, then is at 1% until maturity in March 2026. At March 31, 2021, the unpaid principal balance of the note totaled $340,412. UMCCO plans to use the loan proceeds for payroll and expects the loan to be forgiven.

On November 1, 2018, Cross-Bo entered a SBA Note payable agreement for $1,569,800. The note, which is secured by all Cross-Bo’s assets, requires monthly principal and interest payments of $19,049 until maturity on November 1, 2028 with interest at prime plus 2.75%. During the year ended December 31, 2020, Cross-Bo repaid $38,268 of the principal and received principal and interest relief from the SBA under the CARES Act totaling $57,617 and $51,992, respectively. During the three months ended March 31, 2021, Cross-Bo repaid $50,547 of the principal. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $1,309,534 and $1,359,961, respectively.

On November 16, 2018, Cross-Bo entered a zero interest $84,200 Note Payable agreement. The note, which is unsecured, requires monthly principal payments of $1,403 beginning on December 15, 2028 until maturity on November 14, 2033. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $84,200, respectively.

On December 7, 2018, Cross-Bo entered into a SBA note payable agreement for cash proceeds totaling $50,000 which was funded in January 2019. The note requires monthly interest only payments at prime plus 3.25% with unpaid principal due at maturity on December 7, 2028. During the year ended December 31, 2020, Cross-Bo repaid $1,000 of the principal. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $49,000, respectively.

On January 16, 2019, Cross-Bo entered into a note payable agreement with a financial institution to purchase equipment totaling $14,988. The note, which is secured by the purchased equipment, requires monthly principal and interest payments of $664 until maturity on January 16, 2021 with interest at 5.99%. During the year ended December 31, 2020, Cross-Bo repaid $7,021 of the principal. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $1,322, respectively. The note was repaid during the second quarter of 2021.

On September 26, 2019, Cross-Bo entered into a note payable agreement with a financial institution for cash proceeds totaling $75,000. The note required monthly interest only payments at 8.50% with unpaid principal due at maturity on December 25, 2019. The maturity of the note was subsequently extended to August 19, 2020. During the year ended December 31, 2020, Cross-Bo repaid $7,415 of the principal. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $67,585, respectively. Due to the ongoing COVID-19 pandemic, the lender has not held UMCCO in default. On November 12, 2020, the maturity date of the note was extended to May 12, 2021.

On April 14, 2020, pursuant to the Paycheck Protection Program under the CARES Act, Cross-Bo received a two-year loan for $139,677. Interest is deferred for six months, then is at 1% until maturity in April 2022. At December 31, 2020, the unpaid principal balance of the note totaled $139,677. The loan and related interest of $1,203 were forgiven on February 18, 2021.

On May 6, 2020, Cross-Bo entered into a note payable agreement with a former owner for $355,484. The note, which is unsecured, requires monthly principal and interest payments of $6,873 until maturity on May 6, 2025 with interest at 6.00%. During the year ended December 31, 2020, Cross-Bo repaid $30,955 of the principal. During the three months ended March 31, 2021, Cross-Bo repaid $15,828 of the principal. At March 31, 2021 and December 31, 2020, the unpaid principal balance of the note totaled $308,701 and $324,529, respectively.

On March 1, 2021, pursuant to the Paycheck Protection Program, Cross-Bo received a five-year loan for $136,025. Interest is deferred until the loan forgiveness amount is determined, then is at 1% until maturity in March 2026. At March 31, 2021, the unpaid principal balance of the note totaled $136,025. Cross-Bo plans to use the loan proceeds for payroll and expects the loan to be forgiven.

On June 18, 2020, the Company entered into a note payable agreement for $150,000. The note, which is unsecured, requires monthly interest payments at 6.00% until maturity, with the principal due at maturity on June 18, 2050. At December 31, 2020, the unpaid principal balance of the note totaled $150,000.

On January 27, 2021, the Company entered into a note payable agreement for $287,500, including a discount of $37,500 and fees of $12,500. The note, which is unsecured, requires a lump interest payment of $78,343.75 at maturity on August 27, 2021. The principal is to be repaid in four equal monthly installments beginning on May 27, 2021. At March 31, 2021, the unpaid principal balance of the note totaled $287,500.

The debt discounts for these notes are amortized over the term of the notes. For the three months ended March 31, 2021, amortization of debt discounts on these notes totaled $10,714. At March 31, 2021 and December 31, 2020, the unamortized discounts on the notes totaled $26,786 and $-0-, respectively.

During the three months ended March 31, 2021, the Company incurred interest expenses related to debt totaling $95,837.

Future Maturities

The Company’s future maturities of convertible notes payable and notes payable are as follows:

Years ending
December 31,	Amount
2021	$1,021.308
2022	358,714
2023	405,802
2024	427,353
2025	409,105
Thereafter	1,486,344
$4,108,626

Advances Payable

On March 23, 2021, the Company received an advance from a third party totaling $275,000. Subsequent to March 31, 2021, the Company and the third party agreed the advance was for the purchase of stock, as further detailed in Note 10.

Convertible Notes Payable

On October 22, 2019, the Company completed a Securities Purchase Agreement, dated as of September 5, 2019 under which the Company has issued a 5% Convertible Note in the aggregate principal amount of $75,000 for purchase price of $67,500. The Note will mature on September 5, 2020. The Note is convertible into shares of common stock at any time on or after the 180th calendar day after the issue date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date, or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion. During the year ended December 31, 2020, this note was fully converted into 8,600,000 shares of the Company’s common stock.

On November 15, 2019, the Company completed a Securities Purchase Agreement, under which the Company has issued a 5% Convertible Note in the aggregate principal amount of $75,000 for purchase price of $67,500. The Note will mature on July 31, 2020. The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) the lowest closing price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the issuance date or (ii) 50% multiplied by the lowest traded price of the Common Stock during the twenty (20) consecutive day trading period immediately preceding the date of the conversion. During the year ended December 31, 2020, this note was fully converted into 10,181,813 shares of the Company’s common stock.

On November 22, 2019, the Company completed a Securities Purchase Agreement, under which the Company has issued a 5% Convertible Note in the aggregate principal amount of $40,500 for purchase price of $36,500. The Note will mature on November 22, 2020. The Note is convertible into shares of common stock at any time after the issuance date and the conversion price is equal to the lower of (i) 50% multiplied by the lowest “Trading Price” (defined below) (representing a discount rate of 50% during the prior date of his Note or (ii) the Variable Conversion Price (defined below) (subject to equitable adjustment as further described herein). The “Variable Conversion Price” meaning, 50% multiplied by the Market Price (as defined herein)(representing a discount rate of 50%). “Market Price” means, for any security as of any date, the lowest traded price on the Over-the-Counter Pink Marketplace, OTCQB, or applicable trading market (the “Principal Market”)as reported by a reliable reporting service (“Reporting Service”) designated by Crown Bridge Partners (i.e. Bloomberg) or, if the Principal Market is not the principal trading market for such security, on the principal securities exchange or trading market where such security is listed or traded or, if the lowest intraday trading price of such security is not available in any of the foreign manners, the lowest intraday price of any market makers for such security that are quoted on the OTC Markets. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Company and the holders of a majority in interest of the Notes being converted for which the calculation of the Trading Price is required in order to determine the Conversion Price of such notes. During the year ended December 31, 2020, this note was fully converted into 7,750,000 shares of the Company’s common stock.

On May 4, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 12% Convertible Note in the aggregate principal amount of $103,000 maturing on May 4, 2021. The Company entered into a settlement agreement and on November 3, 2020, the $103,000 note, plus $48,971 in penalties, was paid in full.

On June 8, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 12% Convertible Note in the aggregate principal amount of $63,000 maturing on June 8, 2021. The Company entered into a settlement agreement and on December 3, 2020, the $63,000 note, plus $29,878 in penalties, was paid in full.

On July 7, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 6% Convertible Note in the aggregate principal amount of $112,000 maturing on July 7, 2021. The note has a fixed conversion price of $0.07 per share of common stock. During the quarter ended December 31, 2020, the Company repaid $13,070 of the principal. At December 31, the remaining principal balance of the note totaled $98,930.

On July 20, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 6% Convertible Note in the aggregate principal amount of $112,000 maturing on July 20, 2021. The note has a fixed conversion price of $0.07 per share of common stock. During the quarter ended December 31, 2020, the Company repaid $13,440 of the principal. At December 31, the remaining principal balance of the note totaled $98,560.

On September 16, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 10% Convertible Note in the aggregate principal amount of $112,500 maturing on June 16, 2021. The note has a fixed conversion price of $0.12 per share of common stock. At December 31, the remaining principal balance of the note totaled $112,500.

On October 28, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 10% Convertible Note in the aggregate principal amount of $112,500 maturing on July 28, 2021. The note has a fixed conversion price of $0.12 per share of common stock. At December 31, the remaining principal balance of the note totaled $112,500.

On December 7, 2020, the Company completed a Securities Purchase Agreement, under which the Company issued a 10% Convertible Note in the aggregate principal amount of $112,500 maturing on September 7, 2021. The note has a fixed conversion price of $0.12 per share of common stock. At December 31, the remaining principal balance of the note totaled $112,500.

The debt discounts for these convertible notes are amortized over the term of the notes. For the years ended December 31, 2020 and 2019, amortization of debt discounts on these convertible notes totaled $31,678 and $4,417, respectively.

Notes Payable

On March 27, 2018, UMCCO entered a SBA Note Payable agreement for cash proceeds totaling $1,021,000. The note, which is secured by all UMCCO’s assets, requires monthly principal and interest payments of $10,125 until maturity on March 27, 2031 with interest at prime plus 2.75%. During the year ended December 31, 2020, UMCCO repaid $26,532 of the principal and received principal and interest relief from the SBA under the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act") totaling $27,457 and $21,979, respectively. At December 31, 2020, the unpaid principal balance of the note totaled $891,062.

On March 27, 2018, UMCCO entered into a SBA note payable agreement for cash proceeds totaling $50,000 which was funded in August 2019. The note required monthly interest only payments at prime plus 3.25% with unpaid principal due at maturity on March 21, 2020. During the year ended December 31, 2020, UMCCO repaid $477 of the principal. At December 31, 2020, the unpaid principal balance of the note totaled $49,523. Due to the ongoing COVID-19 pandemic, the lender has not held UMCCO in default. On November 12, 2020, the maturity date of the note was extended to May 12, 2021.

On April 14, 2020, pursuant to the Paycheck Protection Program under the CARES Act, UMCCO received a two-year loan for $211,518. Interest is deferred for six months, then is at 1% until maturity in April 2022. At December 31, 2020, the unpaid principal balance of the note totaled $211,518. The loan and related interest were forgiven on January 6, 2021.

On November 1, 2018, Cross-Bo entered a SBA Note payable agreement for $1,569,800. The note, which is secured by all Cross-Bo’s assets, requires monthly principal and interest payments of $19,049 until maturity on November 1, 2028 with interest at prime plus 2.75%. During the year ended December 31, 2020, Cross-Bo repaid $38,268 of the principal and received principal and interest relief from the SBA under the CARES Act totaling $57,617 and $51,992, respectively. At December 31, 2020, the unpaid principal balance of the note totaled $1,359,961.

On November 16, 2018, Cross-Bo entered a zero interest $84,200 Note Payable agreement. The note, which is unsecured, requires monthly principal payments of $1,403 beginning on December 15, 2028 until maturity on November 14, 2033. At December 31, 2020, the unpaid principal balance of the note totaled $84,200.

On December 7, 2018, Cross-Bo entered into a SBA note payable agreement for cash proceeds totaling $50,000 which was funded in January 2019. The note requires monthly interest only payments at prime plus 3.25% with unpaid principal due at maturity on December 7, 2028. During the year ended December 31, 2020, Cross-Bo repaid $1,000 of the principal. At December 31, 2020, the unpaid principal balance of the note totaled $49,000.

On January 16, 2019, Cross-Bo entered into a note payable agreement with a financial institution to purchase equipment totaling $14,988. The note, which is secured by the purchased equipment, requires monthly principal and interest payments of $664 until maturity on January 16, 2021 with interest at 5.99%. During the year ended December 31, 2020, Cross-Bo repaid $7,021 of the principal. At December 31, 2020, the unpaid principal balance of the note totaled $1,322. The note was repaid during the first quarter of 2021.

On September 26, 2019, Cross-Bo entered into a note payable agreement with a financial institution for cash proceeds totaling $75,000. The note required monthly interest only payments at 8.50% with unpaid principal due at maturity on December 25, 2019. The maturity of the note was subsequently extended to August 19, 2020. During the year ended December 31, 2020, Cross-Bo repaid $7,415 of the principal. At December 31, 2020, the unpaid principal balance of the note totaled $67,585. Due to the ongoing COVID-19 pandemic, the lender has not held UMCCO in default. On November 12, 2020, the maturity date of the note was extended to May 12, 2021.

On April 14, 2020, pursuant to the Paycheck Protection Program under the CARES Act, Cross-Bo received a two-year loan for $139,677. Interest is deferred for six months, then is at 1% until maturity in April 2022. At December 31, 2020, the unpaid principal balance of the note totaled $139,677. The loan and related interest were forgiven on February 18, 2021.

On May 6, 2020, Cross-Bo entered into a note payable agreement with a former owner for $355,484. The note, which is unsecured, requires monthly principal and interest payments of $6,873 until maturity on May 6, 2025 with interest at 6.00%. During the year ended December 31, 2020, Cross-Bo repaid $30,955 of the principal. At December 31, 2020, the unpaid principal balance of the note totaled $324,529.

On June 18 2020, the Company entered into a note payable agreement for $150,000. The note, which is unsecured, requires monthly interest payments at 6.00% until maturity, with the principal due at maturity on June 18, 2050. At December 31, 2020, the unpaid principal balance of the note totaled $150,000.

During the year ended December 31, 2020, the Company incurred interest expenses related to debt totaling $195,963.

Future Maturities

The Company’s future maturities of convertible notes payable and notes payable are as follows:

For the year ended
December 31,	Amount
2021	$1,259,900
2022	266,589
2023	286,742
2024	308,293
2025	290,033
Thereafter	1,451,810
$2,863,367